Eaton Vance
Georgia Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.8%
Security	Principal Amount (000's omitted)	Value
Housing — 0.8%
Housing Authority of Savannah, GA, (Pines At Garden City), Series 2025A, (FNMA), 4.75%, 3/1/42	$1,000	$ 1,003,578
Total Tax-Exempt Mortgage-Backed Securities (identified cost $1,000,000)		$ 1,003,578

Tax-Exempt Municipal Obligations — 96.2%
Security	Principal Amount (000's omitted)	Value
Education — 7.2%
Cobb County Development Authority, GA, (Georgia Tech Cobb Research), 5.00%, 6/1/49	$1,000	$ 980,105
Cobb County Development Authority, GA, (Mt. Bethel Christian Academy), 6.00%, 6/1/45(1)	1,000	1,010,738
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/49	625	641,200
Georgia Private Colleges and Universities Authority, (Emory University), 4.00%, 9/1/40	2,000	1,882,569
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/44	2,000	1,794,046
Unified Government of Athens-Clarke County Development Authority, GA, (University of Georgia Athletic Association), 5.00%, 4/1/41	2,390	2,510,744
		$ 8,819,402
Electric Utilities — 1.7%
Dalton, GA, Combined Utilities Revenue, 4.00%, 3/1/34	$500	$ 500,685
Georgia Municipal Electric Power Authority, 5.00%, 1/1/28	1,500	1,532,245
		$ 2,032,930
Escrowed/Prerefunded — 2.3%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/27, 5.00%, 11/1/39	$1,500	$ 1,576,185
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	850	868,189
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	380	404,144
		$ 2,848,518
Security	Principal Amount (000's omitted)	Value
General Obligations — 11.8%
Atlanta Urban Redevelopment Agency, GA, 5.00%, 7/1/38	$1,000	$ 1,093,785
Atlanta, GA, Social Bonds, 5.00%, 12/1/36	1,000	1,095,912
Bryan County School District, GA:
4.00%, 8/1/33	500	500,416
4.00%, 8/1/34	435	435,286
Charlton County School District, GA, 6.00%, 4/1/40(2)	450	515,060
Dalton, GA, 5.00%, 2/1/48	1,735	1,744,281
Greene County School District, GA:
4.00%, 6/1/48	1,610	1,460,787
5.00%, 6/1/43	100	104,532
Gwinnett County School District, GA, 4.00%, 2/1/33	2,000	2,002,927
Hall County School District, GA, 5.00%, 2/1/37	1,000	1,082,124
Perry Public Facilities Authority, GA, 4.00%, 4/1/46	700	644,066
Puerto Rico:
0.00%, 7/1/33	750	508,360
5.625%, 7/1/29	1,500	1,572,383
Unified Government of Athens-Clarke County Development Authority, GA, 5.00%, 6/1/32	1,080	1,081,175
Walton County Public Facilities Authority, GA, 5.00%, 8/1/43	500	523,029
		$ 14,364,123
Hospital — 12.7%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta):
4.00%, 7/1/44	$1,500	$ 1,333,143
4.00%, 7/1/49	1,320	1,130,164
Dalton Whitfield County Joint Development Authority, GA, (Hamilton Health Care System, Inc.), 5.00%, 8/15/35	2,125	2,328,298
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	1,615	1,557,657
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,520,388
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,267,194
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
4.00%, 2/15/45	1,970	1,714,223
5.00%, 10/15/34	1,000	1,106,315
5.00%, 2/15/37	1,000	1,008,834
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	227,275
4.00%, 8/1/38	500	445,948
5.00%, 8/1/28	650	650,846

Eaton Vance
Georgia Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/43	$1,250	$ 1,271,292
		$ 15,561,577
Housing — 8.4%
Atlanta Urban Residential Finance Authority, GA, (Flats At Stone Hogan), (FNMA), 4.37%, 5/1/44	$1,000	$ 960,161
Cobb County Development Authority, GA, (KSU Summit II Student Housing):
5.00%, 7/15/42	750	773,251
5.00%, 7/15/43	1,315	1,348,166
Douglas County Housing Authority, GA, (Astoria at Crystal Lake), (FNMA), 4.375%, 4/1/43	1,985	1,874,464
Georgia Housing and Finance Authority:
2.40%, 12/1/41	2,125	1,516,306
3.65%, 6/1/44	1,485	1,276,807
4.45%, 12/1/44	1,000	983,030
Warner Robins Housing Authority Resident Council Corp., GA, (Arbours at Wellston), 5.00% to 2/1/28 (Put Date), 2/1/29	1,500	1,565,885
		$ 10,298,070
Industrial Development Revenue — 6.8%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), 5.20%, 5/15/28	$2,000	$ 2,099,173
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle):
2.20%, 10/1/32	750	624,979
3.10%, 7/1/49(3)	1,800	1,800,000
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer):
1.00% to 8/21/26 (Put Date), 7/1/49	1,000	954,363
2.25%, 7/1/25	1,000	998,305
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	2,000	1,843,797
		$ 8,320,617
Insured - Electric Utilities — 3.4%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J):
(AGM), 5.00%, 7/1/37	$1,470	$ 1,574,466
(AGM), 5.00%, 7/1/48	200	203,895
(AGM), 5.00%, 7/1/55	1,000	1,014,232
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	980	979,197
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Puerto Rico Electric Power Authority: (continued)
(NPFG), 5.25%, 7/1/34	$420	$ 408,464
		$ 4,180,254
Insured - General Obligations — 1.0%
Coweta County, GA, Water and Sewerage Authority, (AGM), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$ 1,158,518
		$ 1,158,518
Insured - Hospital — 0.8%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AGM), 5.00%, 4/1/48	$1,000	$ 1,011,750
		$ 1,011,750
Insured - Lease Revenue/Certificates of Participation — 2.2%
Dacula Urban Redevelopment Agency, GA, (AGC), 5.00%, 2/1/42	$1,175	$ 1,231,921
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,388	1,418,684
		$ 2,650,605
Insured - Water and Sewer — 3.5%
Atlanta, GA, Water and Wastewater Revenue, Green Bonds, (BAM), 5.00%, 11/1/39	$1,000	$ 1,082,194
Augusta, GA, Water and Sewer Revenue, (BAM), 5.00%, 10/1/40	1,500	1,602,431
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,623,620
		$ 4,308,245
Lease Revenue/Certificates of Participation — 0.4%
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	$500	$ 513,962
		$ 513,962
Other Revenue — 4.7%
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	$455	$ 469,810
5.00% to 6/1/30 (Put Date), 6/1/53	2,000	2,074,779
5.00% to 12/1/30 (Put Date), 5/1/54	1,000	1,039,105
5.00% to 3/1/32 (Put Date), 12/1/54	2,000	2,107,192
		$ 5,690,886

Eaton Vance
Georgia Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 0.7%
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 5.00%, 4/1/54(1)	$315	$ 285,170
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	500	505,892
		$ 791,062
Special Tax Revenue — 6.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 195,945
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	750	750,695
Atlanta Development Authority, GA, (Westside Gulch Area):
5.00%, 4/1/34(1)	1,500	1,493,133
5.50%, 4/1/39(1)	500	503,183
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
Green Bonds, 5.00%, 7/1/39	1,000	1,079,102
Green Bonds, 5.00%, 7/1/45	2,000	2,092,977
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,879,111
		$ 7,994,146
Transportation — 9.6%
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/35	$3,750	$ 3,699,618
(AMT), 4.00%, 7/1/40	3,000	2,806,868
(AMT), 5.25%, 7/1/42	1,420	1,476,864
Georgia Ports Authority, 4.00%, 7/1/47	3,000	2,737,796
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/43(2)	1,000	1,020,538
		$ 11,741,684
Water and Sewer — 12.5%
Atlanta, GA, Water and Wastewater Revenue, 4.00%, 11/1/36	$1,000	$ 992,466
Cherokee County Water and Sewerage Authority, GA, 4.00%, 8/1/53	1,250	1,101,580
Coweta County Water and Sewerage Authority, GA, 5.00%, 6/1/49	1,000	1,030,297
DeKalb County, GA, Water and Sewerage Revenue:
5.00%, 10/1/36	1,000	1,088,561
5.00%, 10/1/45	2,650	2,739,377
Fulton County, GA, Water and Sewerage Revenue, 5.00%, 1/1/33	1,500	1,501,626
Gainesville, GA, Water and Sewerage Revenue, 5.00%, 11/15/35	500	564,840
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Kingsland, GA, Water and Sewerage Revenue, 4.00%, 9/1/43	$1,840	$ 1,716,746
Macon Water Authority, GA:
2.00%, 10/1/38(4)	1,950	1,950,000
5.00%, 10/1/39	550	598,837
Walton County Water and Sewerage Authority, GA:
5.00%, 2/1/53	950	968,821
5.25%, 2/1/47	1,000	1,046,280
		$ 15,299,431
Total Tax-Exempt Municipal Obligations (identified cost $120,697,622)		$117,585,780

Taxable Municipal Obligations — 3.1%
Security	Principal Amount (000's omitted)	Value
Education — 1.2%
Georgia Private Colleges and Universities Authority, (Emory University), (LOC: Truist Bank), 4.35%, 9/1/52(4)	$1,500	$ 1,500,000
		$ 1,500,000
General Obligations — 0.4%
Downtown Smyrna Development Authority, GA, 5.45%, 2/1/38	$500	$ 505,388
		$ 505,388
Insured - General Obligations — 1.5%
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	$1,750	$ 1,751,589
		$ 1,751,589
Total Taxable Municipal Obligations (identified cost $3,717,972)		$ 3,756,977
Total Investments — 100.1% (identified cost $125,415,594)		$122,346,335
Other Assets, Less Liabilities — (0.1)%		$ (96,472)
Net Assets — 100.0%		$122,249,863

Eaton Vance
Georgia Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2025, the aggregate value of these securities is $5,331,966 or 4.4% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2025.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2025.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2025, 12.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 5.4% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at May 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 1,003,578	$ —	$ 1,003,578
Tax-Exempt Municipal Obligations	—	117,585,780	—	117,585,780
Taxable Municipal Obligations	—	3,756,977	—	3,756,977
Total Investments	$ —	$122,346,335	$ —	$122,346,335
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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